LORD ABBETT SERIES FUND, INC.

90 Hudson Street

Jersey City, New Jersey 07302-3973

May 5, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Lord Abbett Series Fund, Inc. (the “Registrant”)
1933 Act File No. 033-31072 1940 Act File No. 811-05876

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please be advised that there are no changes to the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 45 to the above-referenced Registrant’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on April 11, 2014.

Please contact the undersigned at (201) 827-2577 if you have any questions or comments.

Sincerely,

/s/ Judy Krebs

Judy Krebs

Paralegal

Lord, Abbett & Co. LLC